Transactions with Related Parties, Thalassa (Details) - USD ($)		3 Months Ended	12 Months Ended
	Sep. 03, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2018	Aug. 30, 2019
Transactions with Related Parties [Abstract]
Proceeds from related party debt		$ 0	$ 0	$ 12,500,000	$ 0
Interest expense		0	305,000	162,500	0
Repayment of loan		0	0	7,500,000	0
$5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount			5,000,000
Thalassa [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense		$ 0	305,000	162,500	$ 0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member]
Transactions with Related Parties [Abstract]
Face amount			$ 5,000,000			$ 5,000,000
Proceeds from related party debt	$ 5,000,000
Interest rate			6.00%
Maturity date			Mar. 03, 2021
Term of loan			18 months
Repayment of loan			$ 0
Thalassa [Member] | $5.0 Million Term Loan Facility [Member] | Interest and Finance Costs [Member]
Transactions with Related Parties [Abstract]
Interest expense			$ 305,000	$ 100,000